LEASES	12 Months Ended
Jun. 30, 2025
Leases
LEASES

NOTE 9 – LEASES

The Company has several operating leases for manufacturing facilities and offices. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. Operating lease expenses were $1,063,120, $1,769,250 and $1,615,537 for the years ended June 30, 2025, 2024 and 2023, respectively.

Supplemental balance sheet information related to operating leases was as follows:

	As of	As of
	June 30, 2025	June 30, 2024

Operating lease right-of-use assets, net	$13,166,788	$16,325,988

Operating lease liabilities - current	$197,130	$2,352,482
Operating lease liabilities - non-current	10,952,491	10,938,477
Total operating lease liabilities	$11,149,621	$13,290,959

The weighted average remaining lease terms and average discount rate was 12.38 years and 5.79% as of June 30, 2025.

The following is a schedule of maturities of lease liabilities are as follows:

Twelve months ending June 30,
2026	$738,033
2027	1,241,174
2028	1,050,135
2029	1,127,745
2030	1,207,484
Thereafter	10,764,835
Total future minimum lease payments	16,129,406
Less: imputed interest	(4,979,785)
Total	$11,149,621

DOGNESS (INTERNATIONAL) CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in USD)